SUPPLEMENT DATED AUGUST 27, 2012 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

AND STERLING CAPITAL FUNDS INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2012, AS AMENDED, AND

STERLING CAPITAL EQUITY INDEX FUND CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

AND STERLING CAPITAL EQUITY INDEX FUND INSTITUTIONAL SHARES PROSPECTUS,

EACH DATED MAY 1, 2012, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Sterling Capital Funds’ Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2012, as amended, and the Sterling Capital Equity Index Fund’s Class A, Class B and Class C Shares Prospectus (the “Equity Index Retail Prospectus”) and Sterling Capital Equity Index Fund’s Institutional Shares Prospectus (the “Equity Index Institutional Prospectus”), each dated May 1, 2012, as amended:

The following information replaces the second sentence in the second to last paragraph under the “Shareholder Information – Choosing a Share Class” section on page 133 of the Retail Prospectus and page 18 of the Equity Index Retail Prospectus.

Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to trustees of the Sterling Capital Funds.

The following information replaces the first sentence in the second to last paragraph under the “Shareholder Information –Choosing a Share Class” section on page 14 of the Equity Index Retail Prospectus.

The Fund also offers Institutional Shares, which have their own expense structure and are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to trustees of the Sterling Capital Funds.

The following information replaces the third bullet under the “Shareholder Information – Choosing a Share Class – Institutional Shares” section on page 150 of the Institutional Prospectus and page 14 of the Equity Index Institutional Prospectus.

•

Available only to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to trustees of the Sterling Capital Funds.

The following information sentence is added at the end of: (i) the third paragraph under the “Shareholder Information – Purchasing and Adding to Your Shares – Institutional Shares” section on page 152 of the Institutional Prospectus and (ii) the first paragraph under the “Shareholder Information – Choosing a Share Class – Investment Amounts” section on page 14 of the Equity Index Institutional Prospectus.

Trustees of the Sterling Capital Funds are not subject to a minimum initial investment requirement.

The following information is added before the “Shareholder Information – Pricing of Fund Shares” section: (i) on page 134 of the Retail Prospectus, (ii) on page 151 of the Institutional Prospectus, (iii) on page 15 of the Equity Index Retail Prospectus, and (iv) on page 15 of the Equity Index Institutional Prospectus.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (FDIC) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

The following information is added before the last sentence under the “Shareholder Information – Purchasing and Adding to Your Shares – Instructions for Opening or Adding to an Account – Electronic Purchases” section on page 136 of the Retail Prospectus and page 17 of the Equity Index Retail Prospectus.

You may set up your Sterling Capital Deposit Account for electronic purchases.

The following information replaces the first sentence under the “Shareholder Information – Purchasing and Adding to Your Shares – Instructions for Opening or Adding to an Account – Automatic Investment Plan” section on page 137 of the Retail Prospectus and page 18 of the Equity Index Retail Prospectus.

You can make automatic investments in Class A or C Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks.

The following information replaces the first sentence under: (i) the “Shareholder Information – Purchasing and Adding to Your Shares – Instructions for Opening or Adding to an Account – Automatic Investment Plan for Institutional Shares” section on page 152 of the Institutional Prospectus, and (ii) “Shareholder Information – Purchasing and Adding to Your Shares – Instructions for Opening or Adding to an Account – Automatic Investment Plan” section on page 16 of the Equity Index Institutional Prospectus.

You can make automatic investments in Institutional Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks.

The following information is added after the first sentence under: (i) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – 3. Electronic Redemptions” section on page 140 of the Retail Prospectus, and (ii) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – 3. Electronic Redemptions” section on page 21 of the Equity Index Retail Prospectus.

You may establish the transfer of electronic redemptions of Class A and C Shares to your Sterling Capital Deposit Account.

The following information is added after the first sentence under: (i) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – Institutional Shares – 3. Electronic Redemptions” section on page 154 of the Institutional Prospectus, and (ii) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – 3. Electronic Redemptions” section on page 18 of the Equity Index Institutional Prospectus.

You may establish the transfer of electronic redemptions to your Sterling Capital Deposit Account.

The following information is added after the first sentence under: (i) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – Auto Withdrawal Plan” section on page 140 of the Retail Prospectus, and (ii) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – Auto Withdrawal Plan” section on page 21 of the Equity Index Retail Prospectus.

You may receive automatic payments from your Class A or C Shares Sterling Capital Fund account into your Sterling Capital Deposit Account.

The following information is added after the first sentence under: (i) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – Institutional Shares – Auto Withdrawal Plan for Institutional Shares” section on page 155 of the Institutional Prospectus, and (ii) the “Shareholder Information – Selling Your Shares – Instructions for Selling Shares – Auto Withdrawal Plan” section on page 19 of the Equity Index Institutional Prospectus.

You may receive automatic payments from your Sterling Capital Fund account into your Sterling Capital Deposit Account.

The following information is added at the end of the “Shareholder Information – Distribution Arrangements/Sales Charges – Calculation of Sales Charges – Class B Shares” section on page 144 of the Retail Prospectus.

If you currently hold Class B Shares of a Money Market Fund and you sell your Class B Shares of the Money Market Fund before the sixth anniversary and deposit the redemption proceeds in the Sterling Capital Deposit Account, your proceeds will not be charged a CDSC. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase shares of a Sterling Capital Fund, you will receive Class A Shares without being charged an initial sales charge.

The following information is added at the end of the “Shareholder Information – Distribution Arrangements/Sales Charges – Calculation of Sales Charges – Class C Shares” section on page 144 of the Retail Prospectus and page 25 of the Equity Index Retail Prospectus.

If you sell your Class C Shares of a Fund and deposit the redemption proceeds in the Sterling Capital Deposit Account, you will not have to pay a CDSC at the time of redemption. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares you redeemed will be “tacked” to the holding period of the newly acquired Class C Shares.

The following information is added as an additional bullet under: (i) the “Shareholder Information – Distribution Arrangements/Sales Charges – Sales Charge Reductions and Waivers – Class A Shares” section on page 145 of the Retail Prospectus, and (ii) the “Shareholder Information – Distribution Arrangements/Sales Charges – Sales Charge Reductions and Waivers – Class A Shares” section on page 25 of the Equity Index Retail Prospectus.

•

Class A Shares purchased with Class A Shares or Class B Shares redemption proceeds deposited into the Sterling Capital Deposit Account, in the case of Class A Shares redemption proceeds, only if the investor’s previous Class A Shares were subject to a sales charge (this waiver applies only to the initial purchase of Class A Shares of a Sterling Capital Fund).

The following information replaces the language under the “Shareholder Information – Distribution Arrangements/Sales Charges – Sales Charge Reductions and Waivers – Reinvestment Privilege” section on page 145 of the Retail Prospectus.

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

The following information is added as an additional bullet under: (i) the “Shareholder Information – Distribution Arrangements/Sales Charges – Sales Charge Reductions and Waivers – Class B and C Shares” section on page 145 of the Retail Prospectus, and (ii) the “Shareholder Information – Distribution Arrangements/Sales Charges – Sales Charge Reductions and Waivers – Class B and C Shares” section on page 26 of the Equity Index Retail Prospectus.

•	Redemptions of Class B Shares if the redemption proceeds are deposited in the Sterling Capital Deposit Account.

The following information is added at the end of the “Shareholder Information – Exchanging Your Shares” section: (i) on page 147 of the Retail Prospectus, (ii) on page 158 of the Institutional Prospectus, (iii) on page 28 of the Equity Index Retail Prospectus, and (iv) on page 23 of the Equity Index Institutional Prospectus.

You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

[PRO-ALLSUP-0812]